Unsecured Debt - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2018 EUR (€)	Nov. 30, 2018 GBP (£)	Nov. 30, 2018 USD ($)
Debt Outstanding [Line Items]
Repayments of commercial paper	$ 2,000,000	$ 364,000,000
Line of credit, maturity period	12 years
Revolving Credit Facility
Debt Outstanding [Line Items]
Line of credit facility, maximum borrowing capacity					$ 2,900,000,000
Long-term debt					300,000,000
Line of credit facility available amount					2,300,000,000
Debt instrument, basis spread on variable rate	0.30%
Revolving Credit Facility | Main Credit Facility
Debt Outstanding [Line Items]
Long-term debt					2,600,000,000
Revolving Credit Facility | Main Credit Facility | U.S. Dollar Denominated Debt
Debt Outstanding [Line Items]
Long-term debt					$ 1,900,000,000
Revolving Credit Facility | Main Credit Facility | Euro Denominated
Debt Outstanding [Line Items]
Long-term debt | €			€ 500
Revolving Credit Facility | Main Credit Facility | Sterling-Denominated Debt
Debt Outstanding [Line Items]
Long-term debt | £				£ 169
Commercial paper
Debt Outstanding [Line Items]
Short-term borrowings	$ 2,000,000	$ 111,000,000